Shareholder Report, Holdings (Details)	Apr. 30, 2024
C000081100 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	6.90%
C000081100 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	2.70%
C000081100 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.90%
Percent of Total Short Exposure	18.30%
C000081100 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	3.70%
C000081100 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	6.40%
C000081100 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	17.40%
C000081100 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.60%
C000081100 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.80%
Percent of Total Short Exposure	19.80%
C000081100 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	7.50%
C000081100 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.60%
Percent of Total Short Exposure	12.10%
C000081100 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	4.60%
C000081100 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.90%
C000007189 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	6.90%
C000007189 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	2.70%
C000007189 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.90%
Percent of Total Short Exposure	18.30%
C000007189 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	3.70%
C000007189 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	6.40%
C000007189 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	17.40%
C000007189 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.60%
C000007189 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.80%
Percent of Total Short Exposure	19.80%
C000007189 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	7.50%
C000007189 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.60%
Percent of Total Short Exposure	12.10%
C000007189 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	4.60%
C000007189 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.90%
C000081099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	6.90%
C000081099 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	2.70%
C000081099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.90%
Percent of Total Short Exposure	18.30%
C000081099 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	3.70%
C000081099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	6.40%
C000081099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	17.40%
C000081099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.60%
C000081099 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.80%
Percent of Total Short Exposure	19.80%
C000081099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	7.50%
C000081099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.60%
Percent of Total Short Exposure	12.10%
C000081099 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	4.60%
C000081099 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.90%